Acquisition of entities under common control (Details) (USD $)	May 17, 2013	May 17, 2013 Tender Rig T15 [Member]	Sep. 30, 2013 US$440 facility (December 2017) [Member]	Dec. 31, 2012 Seadrill Limited [Member] US$440 facility (December 2017) [Member] Tender Rig T15 [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Line of credit facility			$ 440,000,000
Outstanding debt				100,500,000
New related party loan	109,500,000
Summary of Acquisition Transaction [Abstract]
Purchase price	210,000,000	210,000,000
Rig historic book value		133,900,000
Total value of net assets acquired	(133,900,000)	(133,900,000)
Excess amount recorded as a reduction of equity		$ 76,100,000